SUBSCRIPTION AGREEMENT LIABILITY - The key inputs into the Monte Carlo simulation method for the subscription agreement liability (Details)	Jun. 30, 2026 $ / shares Y	Mar. 31, 2026 Y $ / shares	Jan. 31, 2026 $ / shares Y	Dec. 31, 2025 Y	Nov. 30, 2025
Expected term
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	2.4			2.9
Risk-free interest rate
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	4.06			3.49	0.03
Weighted average expected volatility
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	120			135	1.18
Level 3 | Estimated fair value of the post-Business Combination common shares | Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability | $ / shares	9.69	8.57	7.52
Level 3 | Expected term | Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	5	5.3	5.7
Level 3 | Risk-free interest rate | Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	0.0411	0.0388	0.0383
Level 3 | Weighted average expected volatility | Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	80	80	80
Level 3 | Expected yield | Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	50	50	50
Level 3 | Implied market value adjustment | Spring Valley Acquisition III
SUBSCRIPTION AGREEMENT LIABILITY
Warrants within the subscription agreement liability	46.1	46.1	46.1